Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Carrying amount, other payables	$ 15,397,623	$ 6,918,641
Carrying amount, lease liability	1,538,808	1,128,965
Total carrying amount	16,936,431	8,047,606
Non-derivative financial liabilities, undiscounted cash flows, other payables	19,270,448	6,918,641
Non-derivative financial liabilities, undiscounted cash flows, lease liability	1,667,720	1,196,487
Non-derivative financial liabilities, undiscounted cash flows	20,938,168	8,115,128
Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows, other payables	17,770,448	6,918,641
Non-derivative financial liabilities, undiscounted cash flows, lease liability	481,793	312,127
Non-derivative financial liabilities, undiscounted cash flows	18,252,241	7,230,768
Within 1 to 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows, other payables	1,500,000
Non-derivative financial liabilities, undiscounted cash flows, lease liability	1,185,927	884,360
Non-derivative financial liabilities, undiscounted cash flows	$ 2,685,927	$ 884,360